TYPE>			13F-HR
<PERIOD>		9/30/09
<FILER>
CIK			0001034646
CCC			jyfwh9*n
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED SEPTEMBER 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)[ ] is a restatement.
				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56th Street
		Floor 4
		New York, NY 10022

13F File Number:  028-06218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Louise Orzo
Title:  Managing Director
Phone:  212-317-0200
Signature, Place, and Date of Signing:
Louise Orzo, New York, NY, November 10, 2009


Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:

Form 13 F Information Table Value Total: $66,352,476




				Form 13 F information Table
				    Title of		     Value	Shares/	Sh/	Put/	Invstmt	Other	     Voting Authority
Name of Issuer			      Class	CUSIP	    (x$1000)	PRN AMT	PRN	Call	Dscretn	Mngrs	Sole	Shared	None

3M Company				COM	88579Y101	369 	5000	SH		SOLE		5000	0	0
Accenture, PLC			SHS CLASS A	G1151C101	1017 	27300	SH		SOLE		27300	0	0
AllianceBernstein Holding L.P.	UNIT LTD PARTN	01881G106	210 	7700	SH		SOLE		7700	0	0
American Express Company		COM	025816109	414 	12225	SH		SOLE		12225	0	0
AmerisourceBergen Corporation		COM	03073E105	415 	18550	SH		SOLE		18550	0	0
Apollo Group, Inc.			CL A	037604105	400 	5435	SH		SOLE		5435	0	0
Apple, Inc.				COM	037833100	1483 	8000	SH		SOLE		8000	0	0
Archer-Daniels-Midland Company		COM	039483102	234 	8000	SH		SOLE		8000	0	0
Ashland, Inc.				COM	044209104	645 	14925	SH		SOLE		14925	0	0
AT&T Inc.				COM	00206R102	1482 	54855	SH		SOLE		54855	0	0
Bank of New York Mellon Corp		COM	064058100	394 	13575	SH		SOLE		13575	0	0
Berkshire Hathaway Inc. Del		CL B	084670207	439 	132	SH		SOLE		132	0	0
Best Buy Company, Inc.			COM	086516101	370 	9870	SH		SOLE		9870	0	0
BP P.L.C.			SPONSORED ADR	055622104	303 	5692	SH		SOLE		5692	0	0
Bristol-Myers Squibb Co.		COM	110122108	948 	42115	SH		SOLE		42115	0	0
C.R. Bard, Inc.				COM	067383109	1203 	15300	SH		SOLE		15300	0	0
Cadbury Schweppes PLC		SPONSORED ADR	12721E102	717 	13992	SH		SOLE		13992	0	0
Chesapeake Energy Corporation		COM	165167107	1137 	40045	SH		SOLE		40045	0	0
Chevron Corporation			COM	166764100	1483 	21050	SH		SOLE		21050	0	0
Chimera Investment Corporation		COM	16934Q109	191 	50000	SH		SOLE		50000	0	0
Chipotle Mexican Grill, Inc.		CL B	169656204	627 	7535	SH		SOLE		7535	0	0
Cisco Systems, Inc.			COM	17275R102	924 	39240	SH		SOLE		39240	0	0
CitiGroup				COM	172967101	73 	15100	SH		SOLE		15100	0	0
Coca-Cola Company			COM	191216100	908 	16900	SH		SOLE		16900	0	0
Comcast Corporation		CL A SPL	20030N200	448 	27890	SH		SOLE		27890	0	0
Costco Wholesale Corporation		COM	22160K105	1036 	18350	SH		SOLE		18350	0	0
Covidien PLC				SHS	G2554F105	1337 	30895	SH		SOLE		30895	0	0
Curis, Inc.				COM	231269101	866 	370000	SH		SOLE		370000	0	0
CVS/Caremark Corporation		COM	126650100	843 	23600	SH		SOLE		23600	0	0
Devon Energy Corporation		COM	25179M103	784 	11650	SH		SOLE		11650	0	0
Disney (Walt) Co.			COM	254687106	807 	29400	SH		SOLE		29400	0	0
Dow Chemical Company			COM	260543103	373 	14300	SH		SOLE		14300	0	0
Eli Lilly & Co.				COM	532457108	1652 	50000	SH		SOLE		50000	0	0
Emerson Electric Co.			COM	291011104	521 	13000	SH		SOLE		13000	0	0
Energy Transfer Partners, L.P.	UNIT LTD PARTN	29273R109	255 	6000	SH		SOLE		6000	0	0
Exxon Mobil Corporation			COM	30231G102	1643 	23944	SH		SOLE		23944	0	0
First Energy Corp.			COM	337932107	247 	5400	SH		SOLE		5400	0	0
Fluor Corporation			COM	343412102	966 	18995	SH		SOLE		18995	0	0
GAP, Inc.				COM	364760108	417 	19490	SH		SOLE		19490	0	0
General Electric Co.			COM	369604103	895 	54500	SH		SOLE		54500	0	0
Goldman Sachs Group, Inc.		COM	38141G104	672 	3645	SH		SOLE		3645	0	0
Google, Inc.				CL A	38259P508	407 	821	SH		SOLE		821	0	0
Hartford Financial Services Group	COM	416515104	273 	10300	SH		SOLE		10300	0	0
Hewlett-Packard Company			COM	428236103	834 	17675	SH		SOLE		17675	0	0
IAC/InterActive Corp.			COM	44919P508	471 	23350	SH		SOLE		23350	0	0
Intel Corporation			COM	458140100	433 	22125	SH		SOLE		22125	0	0
International Business Machine		COM	459200101	1020 	8530	SH		SOLE		8530	0	0
iShares MSCI Australia Index	MSCI AUSTRALIA	464286103	452 	20000	SH		SOLE		20000	0	0
iShares MSCI Canada Index	MSCI CDA INDEX	464286509	204 	8000	SH		SOLE		8000	0	0
iShares MSCI EAFE Index Fund	MSCI EAFE IDX	464287465	9536 	174404	SH		SOLE		174404	0	0
iShares MSCI Emerging Markets 	MSCI EMERG MKT	464287234	3557 	91415	SH		SOLE		91415	0	0
iSHR Nasdaq Biotechnology Index	NASDQ BIO INDX	464287556	1534 	18850	SH		SOLE		18850	0	0
J.P. Morgan Chase & Co.			COM	46625H100	1104 	25200	SH		SOLE		25200	0	0
Kinder Morgan Energy Partners	UT LTD PARTNER	494550106	540 	10000	SH		SOLE		10000	0	0
Kraft Foods, Inc.			CL A	50075N104	727 	27691	SH		SOLE		27691	0	0
L-3 Communications Holdings		COM	502424104	716 	8910	SH		SOLE		8910	0	0
Linn Energy, LLC		UNIT LTD LIAB	536020100	344 	15000	SH		SOLE		15000	0	0
McDonald's Corp.			COM	580135101	1173 	20561	SH		SOLE		20561	0	0
Microsoft Corp.				COM	594918104	775 	29945	SH		SOLE		29945	0	0
NASDAQ OMX Group, Inc.			COM	631103108	447 	21250	SH		SOLE		21250	0	0
Nokia Corporation		SPONSORED ADR	654902204	289 	19800	SH		SOLE		19800	0	0
NYSE Euronext, Inc.			COM	629491101	660 	22850	SH		SOLE		22850	0	0
Oil Service Holders Trust	DEPOSTRY RCPT	678002106	1127 	9600	SH		SOLE		9600	0	0
Oracle Corporation			COM	68389X105	354 	16975	SH		SOLE		16975	0	0
Pall Corporation			COM	696429307	420 	13000	SH		SOLE		13000	0	0
Paychex, Inc.				COM	704326107	334 	11500	SH		SOLE		11500	0	0
Pepsico, Inc.				COM	713448108	1461 	24900	SH		SOLE		24900	0	0
PNC Financial Services Group		COM	693475105	340 	7000	SH		SOLE		7000	0	0
Procter & Gamble Co.			COM	742718109	782 	13509	SH		SOLE		13509	0	0
Ralcorp Holdings, Inc.			COM	751028101	492 	8421	SH		SOLE		8421	0	0
Schlumberger Ltd.			COM	806857108	607 	10190	SH		SOLE		10190	0	0
Teva Pharmaceutical Industries		ADR	881624209	812 	16062	SH		SOLE		16062	0	0
Texas Instruments, Inc.			COM	882508104	272 	11500	SH		SOLE		11500	0	0
Ultra Financials ProShares	ULTRA FINL PRO	74347R743	254 	43000	SH		SOLE		43000	0	0
United Technologies Corp.		COM	913017109	1575 	25850	SH		SOLE		25850	0	0
Verizon Communications			COM	92343V104	681 	22495	SH		SOLE		22495	0	0
Waste Management, Inc.			COM	94106L109	838 	28100	SH		SOLE		28100	0	0
Yahoo! Inc.				COM	984332106	356 	20000	SH		SOLE		20000	0	0
